Revenue by Service and Geographical Location	12 Months Ended
Dec. 31, 2014
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Revenue by Service and Geographical Location

Note 18 - Revenue by Service and Geographical Location

Net revenue by service and geographical region for the years ended December 31, 2014 and December 31, 2013 were as follows:

(a) Revenue by Service

The revenue of the Partnership by type of service is as follows:

(in US$ millions)	2014	2013	2012
Storage and throughput fees	273.8	263.6	232.1
Excess throughput and ancillary fees	29.4	35.6	25.5

Total revenue	303.2	299.2	257.6

(b) Revenue by Geographical Location:

The revenue broken down by geographic location is as follows:

(in US$ millions)	2014	2013	2012
Inside Europe	167.3	162.8	146.5
Outside Europe	135.9	136.4	111.1

Total revenue	303.2	299.2	257.6